Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Federal - current provision	$ 4,067	$ 2,380
Federal - deferred provision	280	381
Total Federal provision	4,347	2,761
State - current provision)	377	267
State - deferred provision	87	117
Total state provision	464	384
Total provision for income taxes	$ 4,811	$ 3,145